CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Series E Preferred Stock
Stock issuance cost	$ 124
Series E1 Preferred Stock
Stock issuance cost	$ 22